Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	December 31, 2023	December 31, 2022
Trade accounts payable	$13,724	$20,440
Compensation payable	19,235	13,248
Other liabilities	5,628	6,059
Taxes payable	1,109	586
	$39,696	$40,333